Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Common Stock Reflected in the Consolidated Condensed Balance Sheet

At December 31, 2023 and 2022, the Class A common stock reflected in the consolidated balance sheets is reconciled in the following table:

Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(9,195,833)
Class A common stock issuance costs	(15,827,645)
Plus:
Accretion of carrying value to redemption value	27,881,248
Class A common stock subject to possible redemption, December 31, 2022	290,357,770
Less:
Redemption	(287,071,970)
Plus:
Accretion of carrying value to redemption value	2,942,345
Class A common stock subject to possible redemption, December 31, 2023	$6,228,145

Schedule of Basic and Diluted Net (Loss) Income Per Common Share	The following table reflects the calculation of basic and diluted net (loss) income per common share
	For the Year Ended December 31,
	2023			2022
	Class A Redeemable	Class A Non- Redeemable	Class B	Class A	Class B
Basic and diluted net (loss) income per common share
Numerator:
Allocation of net (loss) income,	$(782,184)	$(583,482)	$(164,960)	$7,877,369	$1,969,342
Denominator:
Basic and diluted weighted average shares outstanding	7,511,529	5,603,340	1,584,160	28,750,000	7,187,500
Basic and diluted net (loss) income per common share	$(0.10)	$(0.10)	$(0.10)	$0.27	$0.27